5. Acquisition of SDA Mill (Details - Allocation of purchase price) - USD ($)	11 Months Ended
	Nov. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Allocation of Purchase Price
Asset retirement obligation		$ (116,149)	$ (115,914)
SDA Mill [Member]
Purchase Price
Cash	$ 850,000
Note payable	50,000
Option payments	150,000
Common stock	426,025
Total Purchase Price	1,476,025
Allocation of Purchase Price
Asset retirement obligation	(122,024)
Goodwill	365,049
Net assets acquired	1,476,025
SDA Mill [Member] | Crushing Equipment [Member]
Allocation of Purchase Price
Property, plant and equipment	254,000
SDA Mill [Member] | Grinding Equipment [Member]
Allocation of Purchase Price
Property, plant and equipment	272,000
SDA Mill [Member] | Flotation Equipment [Member]
Allocation of Purchase Price
Property, plant and equipment	156,000
SDA Mill [Member] | Tailings Machinery [Member]
Allocation of Purchase Price
Property, plant and equipment	6,000
SDA Mill [Member] | Concentrate Machinery [Member]
Allocation of Purchase Price
Property, plant and equipment	17,000
SDA Mill [Member] | Water Machinery [Member]
Allocation of Purchase Price
Property, plant and equipment	12,000
SDA Mill [Member] | Feed [Member]
Allocation of Purchase Price
Property, plant and equipment	14,000
SDA Mill [Member] | Grinding Machinery [Member]
Allocation of Purchase Price
Property, plant and equipment	218,000
SDA Mill [Member] | Leaching Machinery [Member]
Allocation of Purchase Price
Property, plant and equipment	54,000
SDA Mill [Member] | Precipitation Plant [Member]
Allocation of Purchase Price
Property, plant and equipment	130,000
SDA Mill [Member] | Lab Equipment [Member]
Allocation of Purchase Price
Property, plant and equipment	15,000
SDA Mill [Member] | Tailings Dam [Member]
Allocation of Purchase Price
Property, plant and equipment	50,000
SDA Mill [Member] | Office and Warehouse [Member]
Allocation of Purchase Price
Property, plant and equipment	$ 35,000